Note 40 - Financial Instruments Risks	12 Months Ended
Dec. 31, 2018
Financial Instruments Risks Abstract
Disclosure of Financial Instruments Risks

40. Financial instruments risks

Presentation of Risk Management and Risk-Weighted Assets (RWA)

Strategies and processes

The purpose of the organization is based on assuming a prudent level of risks in order to generate yields and keep acceptable levels of capital and funding, and generate benefits on a recurring basis. Therefore, it is vital that the teams assigned to risk management are highly trained professionals.

The General Risks Policy of BBVA Francés expresses the levels and types of risk the Bank is willing to take to carry out its strategic plan, with no relevant deviations, even under stress conditions. Along this line, the process for risks management is comprehensive and proportional to the economic size and importance of the financial institution.

To achieve its goals, BBVA Francés uses a management model with two principles for the decision-making process:

  Caution: Materialized in relation to the management of the various risks acknowledged by the Bank.
  Anticipation: Makes reference to the capacity of making decisions foreseeing relevant changes in the environment, the competition and customers, having effects on a medium-term.

This process aims to be adequate, sufficiently proven, duly documented and periodically reviewed based on the changes to the Bank’s risk profile and the market.

Along this line, the Board of Directors and the Senior Management are highly committed to the identification, evaluation, follow-up, control and mitigation of significant risks. These organizations periodically review credit, financial and operational risks which may potentially affect the success of BBVA Francés’ activities, as well as with a special emphasis on strategic, reputation and concentration risks.

Structure and organization

The Bank has a formal organizational structure, with a set of roles, responsibilities and powers, organized in a pyramidal structure, generating control instances from lower to higher levels, up to the highest decision-making bodies. Below are the areas in each structure and a list of their functions:

  Risks Management
  Committees
  Control and Reporting Units
  Cross-Control Areas

Risks Management:

This is an area that is independent from business units, in charge of implementing the criteria, policies and procedures defined by the organization within the scope of credit (retail and wholesale), operational and market risk management, with a follow-up and control of proper application and proposing the actions necessary to the keep quality of risks within the defined goals. Some of its main functions are to manage proper information for the decision-making process at all levels, including relevant risk factors, such as:

  Active management throughout the life of the risk.
  Clear processes and procedures.
  Integrated management of all risks through identification and quantification.
  Generation, implementation and dissemination of advanced decision-making support tools.

Committees:

Committees are the instances through which risks are treated. This implies knowledge, assessment, weighting and potential mitigation. BBVA Francés has an agile and proper structure of committees for the management of the various risks.

Control and Reporting Units:

Control and monitoring areas are in charge of giving cohesion to credit risk management and ensure that management of the rest of risks that are critical to the Bank is in accordance with the established standards.

The main responsibilities of Internal Risks Control are: monitor there is a proper internal regulatory framework; a process and measures defined for each type of risks; control its application and operation; and, manage an assessment of the existence of a control environment and its proper implementation and operation.

The area has a Models Validation team managing that BBVA Francés’ internal risk statistical models are adequate for use, which issues a grounded and updated opinion on proper use of such models.

The Reporting Units are in charge of control procedures for risk rating and fractioning, provisioning, determining the risk quota for each segment of economic activity and type of financing, preparing fundamental metrics setting forth the principles and general risk profile in the statement of Appetite for Risk in quantitative terms. In addition, it is in charge of generating reports for the Risks Management for the decision-making process in accordance with internal credit policies and control organizations’ policies, reviewing processes and proposing alternatives.

Cross-Control Areas

The Bank also has cross-control areas for business and support units, such as: Internal Audit, Regulatory Compliance and Internal Control.

Risk Appetite Framework

Risk Appetite is a key element in the management of financial institutions, providing the Bank with a comprehensive framework to determine the risks and level of risks, willing to intervene to reach its business goals, expressed in terms of capital, liquidity, profitability, income recurrence, risks costs or other metrics.

Risk Appetite is expressed through a Statement containing the general principles for the Bank’s strategy and quantitative metrics.

Stress Testing

Stress test means the evaluation of the Bank's financial position under a severe but plausible scenario, which requires the simulation of scenarios to estimate the potential impact on the value of portfolios, profitability, solvency and liquidity for the purposes of identifying latent risks or detecting vulnerabilities.

Credit risk

Credit risk arises from the probability that one party to a financial instrument will fail to meet its contractual obligations for reasons of insolvency or inability to pay and cause a financial loss for the other party.

It is the most important risk for the Bank and includes counterparty risk, issuer risk, settlement risk and country risk management.

The principles underpinning credit risk management are as follows:

  Availability of basic information for the study and proposal of risk, and supporting documentation for approval, which sets out the conditions required by the internal relevant body.
  Sufficient generation of funds and asset solvency of the customer to assume principal and interest repayments of loans owed.
  Establishment of adequate and sufficient guarantees that allow effective recovery of the transaction, this being considered a secondary and exceptional method of recovery when the first has failed.

As for country risk BBVA Francés defines it as the risk of sustaining losses generated in investments and loans to individuals, companies and governments due to the incidence of economic, political and social events occurring in a foreign country.

Strategy and processes

BBVA Francés develops the credit risk strategy defining the goals that will guide its granting activities, the policies to be adopted and the necessary practices and procedures to carry out those activities.

Additionally, annually the Risks Management develops, together with the rest of the Bank's management departments, a budget process, including the main variables of credit risk:

  Expected growth per portfolio and product.
  Evolution of the default ratio.
  Evolution of write-off portfolios.

This way, the expected standard credit risk values for a term of one year are set. Afterwards, the real values obtained are compared with that budget, to assess both the growth of the portfolio and its quality.

Also, maximum limits or exposures per economic activity are formalized, pursuant to the Bank’s placement strategy, which are used to follow up credit portfolios. In the event of deviations from the limits set, these are analyzed by the Risks Follow-Up Committees to take the necessary measures.

Admission

BBVA Frances has credit risk admission policies, to define the criteria to obtain quality assets, establish risk tolerance levels and alignment of the credit activities with the strategy of BBVA Francés and in accordance with the Group. The policy of accepting risks is therefore organized into three different levels in the Group:

  Analysis of the financial risk of the transaction, based on the debtor’s capacity for repayment or generation of funds.
  The constitution of guarantees that are adequate, or at any rate generally accepted, for the risk assumed, in any of the generally accepted forms: monetary, secured, personal or hedge guarantees; and finally.
  Assessment of the repayment risk (asset liquidity) of the guarantees received.

Follow-up

The Bank establishes certain follow-up procedures based on the banking area involved, since the admission stage is not the end of the process. Follow-up is as important as deciding, since the risk is dynamic and customers rely on themselves and the environment.

The main follow-up procedures carried out for the various Banking areas are:

  Follow-up of the limit granted: Since customer profiles vary over time, the limits of products hired are periodically reviewed for the purpose of broadening, reducing or suspending the limit assigned, based on the risk situation.
  Maintenance of proactive limits: Customers’ characteristics, and therefore the characteristics of the data originating certain limits, vary over time. Therefore, there is periodical maintenance of the proactive limits, taking into consideration the changes in a customer's situation (position of asset and liability and relationship). Likewise, there is a periodic follow-up of the evolution of proactive limits for the purpose of controlling and ensuring the risk assigned is in accordance with the desired risk levels.
  Follow-up of rating tools: Rating tools are a reflection of the internal inputs and show the characteristics and biases of such inputs. Therefore, they need a long period of use to soften or eliminate those biases through the inclusion of new information, correction of existing information and periodic reviews optimizing the results of back-tests.
  Portfolio analysis: The portfolio analysis consists of a follow-up process and study of the complete cycle of the risk of portfolios for the purpose of analyzing the status of the portfolio, identifying potential paths towards improvements in management and forecasting future behavior.

Additionally, the following functions shall be carried out:

  Follow-up of specific customers.
  Follow-up of products.
  Follow-up of units (branches, areas, channels).
  Other follow-up actions (samples, control of admission process and risk management, campaigns).

The priority in credit risk follow-up processes is focused mainly on problematic or potentially problematic customers, for preventive purposes. The remaining aspects, the follow-up of products, units and other follow-up actions are supplementary to the specific follow-up of customers.

Recovery

BBVA Francés has also a Recoveries Area within Risks Management, to mitigate the severity of credit portfolios, both from the Bank and from companies related to the Bank, as well as to provide the results from the Bank directly, through collections of Write-Off portfolios and indirectly through collections of active portfolios, which imply a reduction of allowances.

Structure and organization

The credit risk management model at BBVA Francés has a formal organizational structure, with a set of roles, responsibilities and powers, organized in a pyramidal structure, generating control instances from lower to higher levels, up to the highest decision-making bodies. Management Committee Board of Directors.

For the purpose of having a continuous and integrated management process with coordination between all areas involved, the Risks Management has admissions areas, follow-up areas, recoveries areas and policies and tools areas.

That management model is completed with an agile and proper structure of committees for credit risk management to treat risks, which implies knowledge, assessment, weighting and potential mitigation.

Scope and nature of information and/or risk measurement systems

BBVA Frances has several tools to be used in credit risk management for effective risk control and facilitating the entire process. Along this line, the Bank prepares, among others, the following periodic reports:

  Progress of Risks.
  Payment Schedules.
  Ratings.
  Dashboard.
  Early Alerts System.
  Quarterly tools follow-up sheet.

Exposure to credit risk

The Bank’s maximum credit risk exposure (see definition below) by line items in the consolidated statements of financial position as of December 31, 2018 is provided below. It does not consider the availability of collateral or other credit enhancements to guarantee compliance with payment obligations. The details are broken down by financial instruments and counterparties.

The maximum amount of credit risk of the Bank's financial assets is reported below:

Detail	December 31, 2018	December 31, 2017	January 1, 2017
Financial assets at amortized cost
Cash and cash equivalents	99,105,461	56,453,684	88,746,425
Reverse repurchase agreements	12,861,116	9,345,877	107,461
Other financial assets	9,237,237	3,414,951	1,234,350
Loans and advances	185,682,307	191,774,986	147,725,369
Financial assets at fair value through profit or loss
Debt securities	7,508,099	8,588,127	6,764,936
Derivatives	591,418	210,756	98,987
Financial assets at fair value through other comprehensive income
Debt securities	24,821,610	25,207,899	17,216,324
Total	339,807,248	294,996,280	261,893,852
Financial guarantees and loan commitments
Advances and loans agreed not used	140,535,333	162,099,880	127,401,476
Guarantees granted	1,889,557	1,164,947	729,939
Liabilities from foreign trade transactions	141,321	158,598	179,588
Letters of credit	462,080	519,399	461,670
Total	143,028,291	163,942,824	128,772,673

The maximum credit exposure presented in the table above is determined by type of financial asset as explained below:

  In the case of financial assets recognized in the consolidated statements of financial position, exposure to credit risk is considered equal to its carrying amount (not including impairment losses), with the sole exception of derivatives.
  The maximum credit risk exposure on financial guarantees granted is the maximum that the Bank would be liable for if these guarantees were called in, and that is their amount.
  The calculation of risk exposure for derivatives is based on the sum of two factors: the derivatives fair value and their potential risk (or "add-on").
  The first factor, fair value, reflects the difference between original commitments and fair values on the reporting date (mark-to-market).
  The second factor, potential risk (‘add-on’), is an estimate of the maximum increase to be expected on risk exposure over a derivative fair value (at a given statistical confidence level) as a result of future changes in the fair value over the remaining term of the derivatives.
  The consideration of the potential risk ("add-on") relates the risk exposure to the exposure level at the time of a customer’s default. The exposure level will depend on the customer’s credit quality and the type of transaction with such customer. Given the fact that default is an uncertain event which might occur any time during the life of a contract, the Bank has to consider not only the credit exposure of the derivatives on the reporting date, but also the potential changes in exposure during the life of the contract. This is especially important for derivatives, whose valuation changes substantially throughout their terms, depending on the fluctuation of market prices.

Information on the credit quality of assets

The Bank’s credit risk quality of loans and advances with stage allocation by asset classification as of December 31, 2018 is provided below. Carrying amounts are broken down by financial instruments and counterparties.

	Notes	December 31, 2018	Stage 1	Stage 2	Stage 3
Financial assets at fair value through
other comprehensive income		24,563,962	24,563,962	-	-
Debt securities	15.1	24,550,036	24,550,036	-	-
Equity instruments	15.2	13,926	13,926	-	-
Financial assets at amortized cost		203,541,121	189,775,619	11,961,349	1,804,152
Other financial assets	10.1	9,237,235	9,237,235	-	-
Loans and advances to government sector		206	206	-	-
Loans and advances to central banks		383	383	-	-
Loans and advances to financial institutions	10.2	9,635,845	9,635,845	-	-
Loans and advances to customers	10.3	171,948,321	158,182,820	11,961,349	1,804,152
Reverse repurchase agreements	10.4	12,719,131	12,719,131	-	-
Total financial assets risk		228,105,083	214,339,581	11,961,349	1,804,152
Total loan commitments and financial guarantees	40	142,669,962	135,838,603	6,758,808	72,551
Total credit exposure		370,775,045

Impaired financial assets – Comparative information under IAS 39

The following tables show a breakdown by counterparty and by product of past-due financial assets not deemed impaired, impaired assets and allowances for loan losses as of December 31, 2017 and January 1, 2017:

December 31, 2017	Past due but not impaired			Impaired assets	Carrying amount of the impaired assets	Specific allowances for financial assets, individually and collectively estimated	Accumulated write-offs
	≤ 30 days	> 30 days ≤ 60 days	> 60 days ≤ 90 days
Loans and advances	13,102,816	830,629	449,583	1,329,332	605,250	(724,082)	1,237,638
Other financial corporations	24,411	18	41	2,825	539	(2,286)	-
Non-financial corporations	9,113,109	169,483	118,323	245,692	65,390	(180,302)	283,463
Households	3,965,296	661,128	331,219	1,080,815	539,321	(541,494)	954,175
TOTAL	13,102,816	830,629	449,583	1,329,332	605,250	(724,082)	1,237,638
Loans and advances by product, by collateral and by subordination
On demand (call) and short notice (current account)	885,702	34,177	20,279	180,675	70,655	(110,020)
Credit card debt	1,893,593	392,728	229,444	576,860	273,746	(303,114)
Trade receivables	-	894	438	660	314	(346)
Finance leases	355,127	46,686	16,893	27,981	6,153	(21,828)
Other term loans	9,968,394	356,144	182,529	543,156	254,382	(288,774)

January 1, 2017	Past due but not impaired			Impaired assets	Carrying amount of the impaired assets	Specific allowances for financial assets, individually and collectively estimated	Accumulated write-offs
	≤ 30 days	> 30 days ≤ 60 days	> 60 days ≤ 90 days
Loans and advances	6,127,201	765,035	377,786	1,098,446	467,656	(630,790)	1,523,729
Other financial corporations	1,491	159	33	188	66	(122)	-
Non-financial corporations	3,619,090	172,968	77,929	109,572	37,070	(72,502)	364,954
Households	2,506,620	591,908	299,824	988,686	430,520	(558,166)	1,158,775
TOTAL	6,127,201	765,035	377,786	1,098,446	467,656	(630,790)	1,523,729
Loans and advances by product, by collateral and by subordination
On demand (call) and short notice (current account)	821,481	31,110	34,190	389,279	149,572	(239,707)
Credit card debt	1,353,988	346,850	211,800	194,460	76,884	(117,576)
Trade receivables	-	859	744	273	233	(40)
Finance leases	282,119	32,665	5,465	17,217	9,382	(7,835)
Other term loans	3,669,613	353,551	125,587	497,217	231,585	(265,632)

Mitigation of credit risk, collateralized credit risk and other credit enhancements

In most cases, maximum credit risk exposure is reduced by collateral, credit enhancements and other actions which mitigate the Bank’s exposure. The Bank applies a credit risk hedging and mitigation policy deriving from a banking approach focused on relationship banking. The existence of guarantees could be a necessary but not sufficient instrument for accepting risks, as the assumption of risks by the Bank requires prior evaluation of the debtor’s capacity for repayment, or that the debtor can generate sufficient resources to allow the amortization of the risk incurred under the agreed terms.

The procedures for the management and valuation of collateral following the Corporate Policies (retail and wholesale), which establish the basic principles for credit risk management, including the management of collaterals assigned in transactions with customers.

The methods used to value the collateral are in line with the best market practices and imply the use of appraisal of real-estate collateral, the market price in market securities, the trading price of shares in investment funds, etc. All the collaterals received must be correctly assigned and entered in the corresponding register.

Regarding the types of collateral managed by BBVA Francés, the following stand out:

- Guarantees: It includes sureties or unsecured instruments.

- Joint and several guarantee: upon default on payment, the creditor may collect the unpaid amount from either the debtor or the surety.

- Joint guarantee: in this case the guarantors and debt-holders are liable in proportion to their interest in the company / transaction and restricted to such amount or percentage.

- Security Interest: it includes guarantees based on tangible assets, which are classified as follows:

  Mortgages: a mortgage does not change the debtor's unlimited liability, who is fully liable. They are documented pursuant to the Bank's internal regulations for such purposes and are duly registered. Also, there is an independent appraisal, at market value, which enables a prompt sale.

  Pledges: this includes chattel mortgages of motor vehicles or machinery, as well as liens on time deposits and investment funds. To be accepted, they shall be effective upon realization accordingly, they are properly documented and shall be approved by the Legal Services area. Finally, the Bank hedges against the variation in the value of the pledge.

The disclosure of impaired financial assets at amortized cost covered by collateral, by type of collateral, at December 31, 2018, is the following:

		Of which secured by collateral
December 31, 2018	Maximum exposure to credit risk	Residential properties	Commercial Properties	Cash	Others	Financial
Impaired financial assets at amortized cost	3,753,483	6,955	-	-	29,790	-
Total	3,753,483	6,955	-	-	29,790	-

Financial guarantees, other contingent risks and drawable by third parties: These have the counterparty’s personal guarantee.

The maximum credit risk exposure of impaired financial guarantees and other commitments at December 31, 2018 amounts to 84,661.

Foreclosed assets are recognized when the Bank receives the ownership of the asset, which are mainly real estate. The Bank intends to sell these assets taking into account market conditions.

Loan commitments

To meet the specific financial needs of customers, the Bank's credit policy also includes, among others, the granting of financial guarantess, letters of credit and lines of credit through checking accounts overdrafts and credit cards. Although these transactions are not recognized in the Consolidated Statement of Financial Position, because they imply a potential liability for the Bank, they expose the Bank to credit risks in addition to those recognized in the Consolidated Statement of Financial Position and are, therefore, an integral part of the Bank's total risk.

Main types of guarantors and counterparties of credit derivatives

The Bank defines that the collateral (or credit derivative) shall be direct, explicit, irrevocable and unconditional in order to be accepted as risk mitigation. Furthermore, regarding admissible guarantors, BBVA Francés accepts financial institutions (local or foreign), public entities, stock exchange companies, resident and non-resident companies, including insurance companies.

Credit quality of financial assets that are neither past due nor impaired

The Bank has tools (“scoring” and “rating”) that enable it to rank the credit quality of its transactions and customers based on an assessment and its correspondence with the probability of default (“PD”) scales. To analyze the performance of PD, the Bank has a series of tracking tools and historical databases that collect the pertinent internally generated information. These tools can be grouped together into scoring and rating models, being the main difference between ratings and scorings is that the latter are used to assess retail products, while ratings use a wholesale banking customer approach.

These different levels and their probability of default were calculated by using as a reference the rating scales and default rates. These calculations establish the levels of probability of default for the Bank’s Master Rating Scale. Although this scale is common to the entire Group, the calibrations (mapping scores to PD sections/Master Rating Scale levels) are carried out at tool level for each country in which the Group has tools available.

Market risk

BBVA Francés considers market risk as the likelihood of losses of value of the trading portfolio as a consequence of adverse changes in market variables affecting the valuation of financial products and instruments.

The main market risk factors the Bank is exposed to are as follows:

  Interest rate risk: From exposure to changes in the various interest rate curves.
  Foreign exchange risk: From changes in the various foreign exchange rates. All positions in a currency other than the currency of the consolidated statements of financial position create foreign exchange risk.

The Financial Risks Management of the Risks Management area applies the criteria, policies and procedures defined by the Board of Directors within the management of that risk, with a follow-up and control of its proper application, and proposing the necessary actions to maintain the quality of risk within the defined appetite for risk.

The financial risks management model of BBVA Francés consists of the Market Risks and Structural Risks and Economic Capital Areas, which are coordinated for control and follow-up of risks.

The management of these risks is in line with the basic principles of the Basel Committee on Banking Supervision, with a comprehensive process to identify, measure, monitor and control risks.

The organization of financial risks is completed with a scheme of committees in which it participates, for the purpose of having an agile management process integrated into the treatment of the various risks.

Among others:

  Assets and liabilities committee (ALCO)
  Risk Management Committee (RMC)
  Financial Risks Committee (FRC)

BBVA Francés has many tools and systems to manage and follow-up market risk, to achieve effective risk control and treatment.

The main market risk metric is VaR (“Value at Risk”), a parameter to estimate the maximum loss expected for the trading portfolio positions with a 99% confidence level and a time horizon of 1 day.

Current management structure and procedures in force include follow-up of a limits and alerts scheme in terms of VaR, economic capital, stress and stop loss.

The market risk measurement model is periodically validated through Back-Testing to determine the quality and precision of the VaR estimate.

The Market Risk management model contemplates procedures for communication in the event the risks levels defined are exceeded, establishing specific communication and acting circuits based on the exceeded threshold.

The market risk measurement perimeter is the trading portfolio (trading book) managed by the Global Markets unit. This portfolio mainly consists of:

  Argentine Government Securities.
  Argentine Central Bank Bills
  Provincial debt securities.
  Corporate Bonds.
  Foreign exchange spot.
  Derivatives (Exchange rate Futures and Forwards and Interest rate swaps).

The following tables show the evolution of trading portfolio total VaR and VaR per risk factors.

VaR (in millions of pesos)
	December 31, 2018	December 31, 2017	January 1, 2017
Average	22.86	48.39	15.63
Minimum	4.97	10.29	2.55
Maximum	97.37	85.04	39.6
Closing	49.36	43.33	27.35

VaR per risk factors – (in millions of pesos)
VaR interest rate	December 31, 2018	December 31, 2017	January 1, 2017
Average	19	35.14	10.63
Minimum	3.13	9.42	0.38
Maximum	93.76	57.36	24.95
Closing	49.9	43.38	13.35

VaR foreign exchange rate	December 31, 2018	December 31, 2017	January 1, 2017
Average	9.64	30.5	9.91
Minimum	0.28	0.99	0.41
Maximum	37.98	80.91	41.17
Closing	2.65	1.66	24.7

Currency risk

The position in foreign currency is shown below:

		As of December 31, 2018 (per currency)
ASSETS	Total as of December 31, 2018	US Dollar	Euro	Real	Other	Total as of December 31, 2017
Cash and cash equivalents	52,490,186	49,802,789	2,620,362	9,561	57,474	31,387,948
Financial assets at fair value through profit or loss - Debt securities	6,968	6,968	-	-	-	1,029,268
Reverse repurchase agreements	12,706,363	12,706,363	-	-	-	6,456,412
Other financial assets	1,679,077	1,674,896	4,181	-	-	1,140,519
Loans and advances	60,635,907	60,393,438	242,469	-	-	41,610,971
Financial assets at fair value through other comprehensive income - Debt securities	3,342,069	3,342,069	-	-	-	6,057,488
Other assets	220,615	220,615	-	-	-	161,384
Equity instruments	13,701	13,701	-	-	-	15,426
TOTAL ASSETS	131,094,886	128,160,839	2,867,012	9,561	57,474	87,859,416
LIABILITIES
Deposits	114,494,962	112,293,972	2,200,990	-	-	80,244,448
Trading liabilities	34,797	34,797	-	-	-	-
Other financial liabilities	5,323,354	5,122,087	172,140	-	29,127	3,159,481
Bank loans	5,400,682	5,162,530	238,152	-	-	440,837
Other liabilities	946,530	931,543	14,987	-	-	495,837
TOTAL LIABILITIES	126,200,325	123,544,929	2,626,269	-	29,127	84,340,603

The notional amounts of the foreign currency term and forward transactions are reported below:

	December 31, 2018	December 31, 2017
Foreign Currency Forwards
Foreign currency forward purchases - US$	620,651	658,575
Foreign currency forward sales - US$	760,615	645,582
Foreign currency forward sales - Euros	5,463	4,818

Interest rate risk

Structural interest risk (SIR) gathers the potential impact of market interest rate variations on the margin of interest and the equity value of BBVA Francés.

The process to manage this risk has a limits and alerts structure to keep the exposure to this risk within levels that are consistent with the appetite for risk and the business strategy defined and approved by the Board of Directors.

Within the core metrics used for measurement, follow-up and control, the following stand out:

  Margin at Risk (MaR): quantifies the maximum loss which may be recorded in the financial margin projected for 12 months under the worst case scenario of rate curves for a certain level of confidence.
  Economic Capital (EC): quantifies the maximum loss which may be recorded in the economic value of the Bank under the worst case scenario of rate curves for a certain level of confidence.

The Bank additionally carries out an analysis of sensitivity of the economic value and the financial margin for parallel variations by +/- 100 basis points over interest rates.

The following table shows the progress of the sensitivity of the economic value (SEV), given a variation of +100 basis points in relation to the Core Capital:

SEV +100 bps	December 31, 2018	December 31, 2017	January 1, 2017
Closing	1.43%	1.53%	1.03%
Minimum	1.01%	0.80%	0.68%
Maximum	2.05%	1.65%	1.33%
Average	1.61%	1.13%	0.94%

The following table shows the progress of the sensitivity of the financial margin (SFM), given a variation of -100 basis points in relation to the 12-month projected margin:

SFM -100 bps	December 31, 2018	December 31, 2017	January 1, 2017
Closing	2.14%	2.18%	0.03%
Minimum	1.98%	0.03%	0.02%
Maximum	2.73%	2.18%	0.37%
Average	2.26%	0.34%	0.17%

Liquidity and financing risk

The liquidity risk is defined as the possibility of the Bank not efficiently meeting its payment obligations without incurring significant losses which may affect its daily operations or its financial standing.

The short-term purpose of the liquidity and financing risk management process at BBVA Francés is to timely and duly address payment commitments agreed, without resorting to additional funding deteriorating the Bank's reputation or significantly affecting its financial position, keeping the exposure to this risk within levels that are consistent with the appetite for risk and the business strategy defined and approved by the Board of Directors. In the medium and long term, to watch for the suitability of the financial structure of the Bank and its evolution, according to the economic situation, the markets and regulatory changes.

Within the core metrics used for measurement, follow-up and control of this risk, the following stand out:

LtSCD: (Loan to Stable Customers Deposits), measures the relationship between the net credit investment and the customers’ stable resources, and is set forth as the key metric of appetite for risk. The goal is to preserve a stable financing structure in the medium and long term.

LCR: (Liquidity Coverage Ratio), which measures the relation between high quality liquid assets and total net cash outflows during a 30-day period. BBVA Francés, as established in the regulations issued by the BCRA, “A” 5693, calculates the liquidity coverage coefficient daily.

Below is the progress of LCR ratios:

	December 31, 2018	December 31, 2017	January 1, 2017
LCR	291%	289%	519%

The following charts show the concentration of deposits as of December 31, 2018, 2017 and January 1, 2017:

	December 31, 2018		December 31, 2017		January 1, 2017
Number of customers	Debt balance	% over total portfolio	Debt balance	% over total portfolio	Debt balance	% over total portfolio
10 largest customers	15,293,060	5.89%	8,292,309	3.65%	7,458,824	3.53%
50 following largest customers	15,553,822	5.99%	12,694,213	5.59%	11,983,068	5.67%
100 following largest customers	10,544,960	4.06%	9,108,019	4.01%	8,306,965	3.93%
Rest of customers	218,117,219	84.06%	197,183,213	86.75%	183,426,573	86.87%
TOTAL	259,509,061	100.00%	227,277,754	100.00%	211,175,430	100.00%

The following charts show the breakdown by contractual maturity of financial liabilities considering the total amounts to their due date, as of December 31, 2018, 2017 and January 1, 2017:

	December 31, 2018	December 31, 2017	January 1, 2017
Up to 1 month	266,884,948	232,125,851	209,749,986
Up to 3 months	22,849,556	20,593,707	19,258,225
Up to 6 months	8,841,997	4,885,994	7,219,098
Up to 12 months	3,328,772	3,015,744	2,338,617
Up to 24 months	1,809,415	2,621,721	1,497,820
More than 24 months	37,788	995,031	1,075,223
TOTAL	303,752,476	264,238,048	241,138,969

Additionally, the Bank has issued financial guarantees and loan commitments amounting to 143,028,291, 163,942,824 and 128,772,673, which may derived in outflows on demand.

The amounts of the Bank's financial assets and liabilities, which are expected to be collected or paid twelve months after the closing date are set forth below:

	December 31, 2018	December 31, 2017	January 1, 2017
Financial assets
Reverse repurchase agreements	9,452,831	-	-
Loans and advances	45,949,271	46,934,159	27,339,160
Debt securities	7,282,999	3,411,973	7,035,790
Total	62,685,101	50,346,132	34,374,950
Financial liabilities
Deposits	39,393	582,141	327,768
Other financial liabilities	854,162	-	41,159
Bank loans	168,972	191,040	2,436
Debt securities issued	507,780	2,318,299	1,701,694
Total	1,570,307	3,091,480	2,073,057